Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2023
Trade and other payables [abstract]
Schedule of trade and other payables

	2023	2022
	£m	£m
Trade payables	3,249	3,113
Deferred payables	404	487
Customer contributions[1]	171	137
Social security and other taxes	240	278
Contingent consideration	19	34
Other payables²	985	866
	5,068	4,915
1.Relates to amounts received from government-related entities for connecting to our networks, where we have obligations remaining under the contract.
2.Included within other payables are payments due in respect of interconnector excess revenues in accordance with the cap and floor regime constructed by Ofgem (see note 3).